Airport Concessions - Additional Information (Detail) $ in Millions, $ in Millions					1 Months Ended	12 Months Ended
	Jul. 26, 2024	Nov. 13, 2023	Oct. 19, 2023	Oct. 10, 2018	Oct. 31, 2023	Dec. 31, 2025 USD ($) Airport	Dec. 31, 2025 MXN ($) Airport	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2015
Disclosure of detailed information about service concession arrangements [Line Items]
Percentage of tax to be paid		9.00%				5.00%	5.00%
Concession agreement period						10 years	10 years
MBJA [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Term of concession to operate, maintain and operate the airport												30 years
Expiration term of concession period	31 years
Additional concession fee percentage on excess of forecast revenues.						45.00%	45.00%
Additional concession fee on excess of forecast revenues.						$ 37.3	$ 717.3	$ 45.8	$ 837.8	$ 44.2	$ 784.8
Concession agreement non payment of amount due period						60 days	60 days
MBJA [Member] | Desarrollo De Concesiones Aeroportuarias S.L. [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Percentage of acquired holding interest												74.50%
PACKAL [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Monthly concession fee payable to AAJ	53.22%			62.01%
Recognized concession fee						$ 41.1	$ 791.1	$ 36.4	$ 665.6	$ 41.3	$ 733.6
Mexican concessions [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Number of operate and develop airports						12	12
Benefit from use of airport facilities term						50 years	50 years
Amortization term for concessions						49 years	49 years
Amortization term through year						2048-11	2048-11
Company investment plans						The Company’s investment plans under the MDP must be updated every five years starting from 2000 and approved by the SICT. Each concessionaire is required to make minimum investments at each airport under the terms of its MDP.	The Company’s investment plans under the MDP must be updated every five years starting from 2000 and approved by the SICT. Each concessionaire is required to make minimum investments at each airport under the terms of its MDP.
Percentage of tax to be paid						5.00%	5.00%
Percentage of traffic units			3.00%
Mexican concessions [Member] | Bottom Of Range [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Percentage of tax to be paid					5.00%
Mexican concessions [Member] | Top of Range [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Percentage of tax to be paid					9.00%
Concession renewed terms						50 years	50 years